TAXATION - Income before income tax expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income/(loss) from domestic and foreign components before income tax expenses
Domestic	¥ 3,501		¥ 2,615	¥ 4,230
Foreign	(866)		(3,086)	(5,455)
(Loss)/Income before income tax expense and equity in (loss)/income of affiliates	¥ 2,635	$ 385	¥ (471)	¥ (1,225)